ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GROWTH STOCK FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 96.5%
CONSUMER DISCRETIONARY 11.9%
Hotels, Restaurants & Leisure 2.2%
International Game Technology	3,986,000	171,797
Las Vegas Sands (1)	903,000	120,478
Marriott, Class A	4,800,000	208,656
MGM Mirage (1)	786,000	70,300
		571,231
Household Durables 0.9%
Harman International	1,120,700	96,963
TomTom (EUR) (1)	1,620,298	125,599
		222,562
Internet & Catalog Retail 1.5%
Amazon.com (1)	2,923,000	272,277
Expedia (1)	3,751,573	119,600
		391,877
Media 2.7%
Grupo Televisa, ADR	3,945,000	95,351
McGraw-Hill	4,078,500	207,636
Naspers, N Shares (ZAR)	5,437,000	150,914
Omnicom	2,400,000	115,416
Shaw Communications, B Shares	5,420,000	134,633
		703,950
Multiline Retail 2.2%
Kohl's (1)	5,291,000	303,333
Target	4,245,000	269,855
		573,188
Specialty Retail 1.6%
Bed Bath & Beyond (1)	3,277,884	111,841
Lowes	6,299,300	176,506
PetSmart	4,337,700	138,373
		426,720
Textiles, Apparel & Luxury Goods 0.8%
Coach (1)	4,362,300	206,206
		206,206
Total Consumer Discretionary		3,095,734
CONSUMER STAPLES 6.6%
Beverages 1.3%
InBev (EUR)	1,550,000	140,097
PepsiCo	2,715,300	198,923
		339,020
Food & Staples Retailing 3.8%
Costco Wholesale	1,060,000	65,052
CVS Caremark	13,630,000	540,157
Sysco	2,125,000	75,629
Walgreen	2,888,600	136,457
Whole Foods Market	3,085,000	151,042
		968,337
Household Products 1.5%
Procter & Gamble	4,260,000	299,649
Reckitt Benckiser (GBP)	1,640,000	96,029
		395,678
Total Consumer Staples		1,703,035
ENERGY 6.9%
Energy Equipment & Services 3.8%
Baker Hughes	3,640,000	328,947
Schlumberger	6,170,000	647,850
		976,797
Oil, Gas & Consumable Fuels 3.1%
EOG Resources	1,990,000	143,937
ExxonMobil	2,210,000	204,558
Murphy Oil	1,551,400	108,427
Total (EUR)	4,210,000	341,369
		798,291
Total Energy		1,775,088
FINANCIALS 15.9%
Capital Markets 7.5%
Charles Schwab	8,430,000	182,088
Franklin Resources	2,030,000	258,825
Goldman Sachs	1,160,000	251,418
Morgan Stanley	3,235,000	203,805
Northern Trust	2,273,000	150,632
State Street	5,925,000	403,848
UBS (CHF)	8,985,000	481,869
		1,932,485
Commercial Banks 1.9%
Anglo Irish Bank, Dublin Listing (EUR)	9,480,000	178,758
Erste Bank der Oesterreich Sparkasse (EUR)	4,055,000	308,215
		486,973
Consumer Finance 1.4%
American Express	5,905,000	350,580
		350,580
Diversified Financial Services 1.5%
Citigroup	5,495,000	256,452
CME Group	117,000	68,720
Moody's	1,375,000	69,300
		394,472
Insurance 2.5%
American International Group	5,955,000	402,856
Prudential Financial	2,530,000	246,877
		649,733
Real Estate Management & Development 0.6%
DLF Limited (INR)	8,391,200	160,327
		160,327
Thrifts & Mortgage Finance 0.5%
Housing Development Finance (INR)	2,100,155	133,327
		133,327
Total Financials		4,107,897
HEALTH CARE 14.6%
Biotechnology 2.7%
Celgene (1)	1,720,000	122,653
Genentech (1)	3,875,000	302,327
Gilead Sciences (1)	6,996,000	285,927
		710,907
Health Care Equipment & Supplies 4.6%
Alcon	895,000	128,809
Becton, Dickinson	1,925,000	157,946
Covidien (1)	2,870,000	119,105
Medtronic	6,405,000	361,306
St. Jude Medical (1)	2,690,000	118,548
Stryker	2,124,000	146,046
Zimmer Holdings (1)	1,830,000	148,212
		1,179,972
Health Care Providers & Services 4.9%
Aetna	6,270,000	340,273
Humana (1)	1,795,000	125,435
Laboratory Corporation of America (1)	1,920,000	150,202
McKesson	287,200	16,884
Medco (1)	2,020,000	182,588
WellPoint (1)	5,720,000	451,422
		1,266,804
Pharmaceuticals 2.4%
Allergan	3,510,000	226,290
Roche Holding - Genusscheine (CHF)	1,255,000	226,970
Schering-Plough	5,308,400	167,904
		621,164
Total Health Care		3,778,847
INDUSTRIALS & BUSINESS SERVICES 10.7%
Aerospace & Defense 1.0%
General Dynamics	2,985,000	252,143
		252,143
Air Freight & Logistics 0.4%
Expeditors International of Washington	2,486,300	117,602
		117,602
Airlines 0.9%
Southwest Airlines	15,605,000	230,954
		230,954
Construction & Engineering 0.7%
Foster Wheeler (1)	1,484,000	194,819
		194,819
Electrical Equipment 0.8%
Schneider Electric (EUR)	1,730,000	217,969
		217,969
Industrial Conglomerates 4.2%
GE	26,220,000	1,085,508
		1,085,508
Machinery 2.4%
Danaher	5,505,000	455,319
Deere	644,600	95,671
Joy Global	1,300,000	66,118
		617,108
Trading Companies & Distributors 0.3%
Fastenal	1,477,467	67,092
		67,092
Total Industrials & Business Services		2,783,195
INFORMATION TECHNOLOGY 20.4%
Communications Equipment 4.1%
Cisco Systems (1)	13,245,000	438,542
Corning	9,655,000	237,996
Juniper Networks (1)	4,521,000	165,514
Qualcomm	5,335,000	225,457
		1,067,509
Computers & Peripherals 1.7%
Apple (1)	1,200,000	184,248
Dell (1)	3,782,600	104,400
EMC (1)	7,268,100	151,176
		439,824
Electronic Equipment & Instruments 0.7%
Hon Hai Precision (TWD)	22,608,000	170,417
		170,417
Internet Software & Services 3.0%
eBay (1)	3,340,000	130,327
Google, Class A (1)	908,500	515,365
VeriSign (1)	3,900,863	131,615
		777,307
IT Services 3.5%
Accenture, Class A	9,068,400	365,003
Automatic Data Processing	5,981,000	274,707
Infosys Technologies (INR)	4,480,000	212,164
Redecard (BRL) (1)	3,453,000	64,321
		916,195
Semiconductor & Semiconductor Equipment 3.4%
Analog Devices	4,741,400	171,449
ASML Holding, ADS (1)	3,840,400	126,196
Intel	4,716,000	121,956
Marvell Technology Group (1)	12,245,000	200,451
Maxim Integrated Products	5,107,200	149,896
Xilinx	4,750,700	124,183
		894,131
Software 4.0%
Amdocs (1)	5,570,000	207,148
Autodesk (1)	2,570,000	128,423
Electronic Arts (1)	2,540,000	142,215
Intuit (1)	2,956,000	89,567
Microsoft	15,760,000	464,289
		1,031,642
Total Information Technology		5,297,025
MATERIALS 2.4%
Chemicals 0.5%
Monsanto	1,712,200	146,804
		146,804
Metals & Mining 1.9%
BHP Billiton (AUD)	8,630,000	340,368
Freeport McMoRan Copper & Gold	1,375,000	144,224
		484,592
Total Materials		631,396
TELECOMMUNICATION SERVICES 6.4%
Wireless Telecommunication Services 6.4%
America Movil, ADR, Series L	6,486,000	415,104
American Tower Systems, Class A (1)	5,900,000	256,886
Bharti Airtel (INR) (1)	9,885,000	238,421
Crown Castle International (1)	7,215,800	293,178
Leap Wireless International (1)	1,386,400	112,811
MetroPCS Communications (1)	2,266,221	61,823
Rogers Communications, Class B	6,398,400	291,319
Total Telecommunication Services		1,669,542
UTILITIES 0.7%
Independent Power Producers & Energy Traders 0.7%
AES (1)	8,430,000	168,937
Total Utilities		168,937

Total Common Stocks (Cost $19,268,805)		25,010,696
SHORT-TERM INVESTMENTS 3.9%
Money Market Funds 3.9%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(3)	1,004,559,013	1,004,559
Total Short-Term Investments (Cost $1,004,559)		1,004,559
Total Investments in Securities
100.4% of Net Assets (Cost $20,273,364)		$26,015,255

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3.
ADR	American Depository Receipts
ADS	American Depository Shares
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
INR	Indian Rupee
TWD	Taiwan Dollar
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth Stock Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth Stock Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $20,273,364,000. Net unrealized gain aggregated $5,742,015,000 at period-end, of which $5,954,394,000 related to appreciated investments and $212,379,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $27,679,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $1,004,559,000 and $628,576,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007